Advances for Vessel Acquistions and Vessel under Construction	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Advances For Assets Acquisitions And Assets Under Construction

6. Advances for Vessel Acquisitions and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2013	$39,902
Advances paid, including capitalized expenses and interest	118,990
Transferred to vessel cost	(82,593)
Balance, December 31, 2013	$76,299
Advances paid, including capitalized expenses and interest	146,251
Transferred to vessel cost	(148,307)
Balance, December 31, 2014	$74,243

Advances paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2013 and 2014 such payments were made for the following vessels:

•        During the year ended December 31, ,2013: Paraskevi, Pedhoulas Commander, Xenia, Zoe (Hull 814), Lake Despina (Hull 8126), Kypros Land (Hull 1659), Kypros Sea (Hull 1660),Kypros Unity (Hull 821), Kypros Bravery (Hull 822), Hull 827, Hull 828, Hull 1685, Hull 1686 and Hull1689; and

•        During the year ended December 31, 2014: Lake Despina (Hull 8126), Kypros Land (Hull 1659), Kypros Sea (Hull 1660), Kypros Unity (Hull 821), Kypros Bravery (Hull 822), Hull 827, Hull 835, Hull 1146, Hull 1148, Hull 1551, Hull 1552, Hull 1685, Hull 1686, Hull1689 and Hull 1718.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

  During the year ended December 31,2013: Paraskevi, Pedhoulas Commander, Zoe, and Xenia; and
  During the year ended December 31, 2014: Lake Despina (Hull 8126), Kypros Land (Hull 1659), Kypros Sea (Hull 1660) and Kypros Unity (Hull 821).